Shareholder Fees - FidelitySAIMunicipalMoneyMarketFund-PRO	May 30, 2023 USD ($)
FidelitySAIMunicipalMoneyMarketFund-PRO | Fidelity SAI Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none